April 4, 2006

Ms. April Sifford

Branch Chief

Securities and Exchange Commission

Washington D.C. 20549-0405

Re:                               MGP Ingredients, Inc.
File No. 0-17196

Dear Ms. Sifford:

Enclosed please find in EDGAR format  MGP Ingredients, Inc.’s response to the staff’s comments of March 20. This response letter has been modified from that faxed to you last week to reflect the company’s new name in the subject line, to add a sentence inadvertently omitted from the response to comment 4 and to correct a typographical error in the company’s response to comment 5.

Please call me at 816-460-5834 if you have any questions about the company’s response.

Very truly yours,

LATHROP & GAGE L.C.

	By:	/s/ Carl W. Struby
Carl W. Struby

cc: Gary Newberry Brian Cahill